Operating Lease and Asset Retirement Obligations - Future Minimum Lease Payments Required Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014
Leases [Abstract]
2015	$ 8,773
2016	7,187
2017	6,676
2018	6,554
2019	6,463
Minimum lease payments	$ 35,653